FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012
ASSETS
Cash and cash equivalent	$ 24,006		$ 7,805		$ 6,636		$ 2,742
Marketable securities	52,496				401
Liabilities
Operational Gain (losses) recognized in earnings	(38,115)		(32,642)
Financial Gain (losses) recognized in earnings	(2,723)		(2,028)
Total	(40,838)		(34,670)
Cash and Cash Equivalents [Member]
ASSETS
Cash and cash equivalent	24,006				6,636
Liabilities
Operational Gain (losses) recognized in earnings	0		0
Financial Gain (losses) recognized in earnings	0		0
Total	0		0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
ASSETS
Cash and cash equivalent	24,006
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
ASSETS
Cash and cash equivalent	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
ASSETS
Cash and cash equivalent	0
Marketable Securities [Member]
ASSETS
Marketable securities	52,496				401
Liabilities
Operational Gain (losses) recognized in earnings	0		0
Financial Gain (losses) recognized in earnings	0		0
Total	0		0
Marketable Securities [Member] | Fair Value, Inputs, Level 1 [Member]
ASSETS
Marketable securities	52,496
Marketable Securities [Member] | Fair Value, Inputs, Level 2 [Member]
ASSETS
Marketable securities	0
Marketable Securities [Member] | Fair Value, Inputs, Level 3 [Member]
ASSETS
Marketable securities	0
Acquisition Liability Contingent Consideration [Member]
Liabilities
Acquisition liability contingent consideration	55,679	[1]			37,991	[1]
Operational Gain (losses) recognized in earnings	(18,654)	[1]	(22,794)	[1]
Financial Gain (losses) recognized in earnings	0	[1]	0	[1]
Total	(18,654)	[1]	(22,794)	[1]
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Acquisition liability contingent consideration	0	[1]
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Acquisition liability contingent consideration	0	[1]
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	55,679	[1]
Acquisition Liability Note [Member]
Liabilities
Acquisition liability contingent consideration	0	[2]			10,405	[2]
Operational Gain (losses) recognized in earnings	(3,013)	[2]	(4,548)	[2]
Total	(3,013)	[2]	(4,548)	[2]
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Acquisition liability contingent consideration	0	[2]
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Acquisition liability contingent consideration	0	[2]
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	0	[2]
Acquisition Liability Warrant Consideration [Member]
Liabilities
Acquisition liability contingent consideration	26,945	[3]			10,497	[3]
Operational Gain (losses) recognized in earnings	(16,448)	[3]	(5,300)	[3]
Financial Gain (losses) recognized in earnings	0	[3]	0	[3]
Total	(16,448)	[3]	(5,300)	[3]
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Acquisition liability contingent consideration	0	[3]
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Acquisition liability contingent consideration	0	[3]
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	26,945	[3]
Deerfield Royalty Agreement [Member]
Liabilities
Acquisition liability contingent consideration	6,334	[4]			4,590	[4]
Operational Gain (losses) recognized in earnings			0	[4]
Financial Gain (losses) recognized in earnings	(1,844)	[4]	(2,028)	[4]
Total	(1,844)	[4]	(2,028)	[4]
Deerfield Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	6,334	[4]
Broadfin Royalty Agreement [Member]
Liabilities
Acquisition liability contingent consideration	3,018				2,187
Operational Gain (losses) recognized in earnings			0
Financial Gain (losses) recognized in earnings	(879)		0
Total	(879)		0
Broadfin Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Acquisition liability contingent consideration	$ 3,000

[1]	Acquisition liability contingent consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 9 Long Term Debt). The fair value of the contingent consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.
[2]	Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 9 Long Term Debt). The note was repaid on March 24, 2014.
[3]	Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 9 Long Term Debt).
[4]	Royalty Agreements: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (Note 9 Long Term Debt). The discount rate is 20%.